UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 06/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.
SELIGMAN NEW TECHNOLOGIES FUND II, INC.
Semi-Annual Report June 30, 2004

Seligman
New Technologies Fund II, Inc.
Mid-Year Report June 30, 2004 Seeking Long-Term Capital Appreciation by Investing in Companies That Have the Potential to Produce Tomorrow’s Technologies

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents
To The Stockholders	1
Performance Overview	2
Portfolio Overview	3
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Statement of Cash Flows	14
Notes to Financial Statements	15
Financial Highlights	22
Report of Independent Registered Public Accounting Firm	23
Board of Directors and Executive Officers	24
For More Information	back cover

To The Stockholders

Your mid-year stockholder report for Seligman New Technologies Fund II, Inc. follows this letter. This report contains the Fund’s investment results and financial statements, including its portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a total return of 5.44%. During the same time period, the technology market, as measured by the Goldman Sachs Technology Index, returned 0.75%. The Blended Index, which excludes the services and hardware subsectors of the Goldman Sachs Technology Index, posted a total return of 6.64%.

We appreciate your continued support of Seligman New Technologies Fund II, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 20, 2004

1

Performance Overview

Investment Results Total Returns	Net Asset Value Per Share
For the Periods Ended June 30, 2004
		Average Annual		June 30, 2004	$5.23
			Since	December 31, 2003	4.96
	Six	One	Inception	June 30, 2003	4.32
	Months*	Year	6/22/00
With Sales Charge**	n/a	n/a	(32.21)%
Without Sales Charge**	5.44%	21.06%	(31.30)
Goldman Sachs
Technology Index†	0.75	27.49	(21.11)
Blended Index††	6.64	39.35	(23.81)

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a stockholder may pay on Fund distributions or the redemption of Fund shares. Performance shown represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown. The Manager made certain payments to the Fund in May 2004. Absent such payments, returns that include this period would have been lower.

Investing in one economic sector, such as technology, may be subject to greater price fluctuations than owning a portfolio of diversified investments. In addition, the securities in which Seligman New Technologies Fund II invests may be subject to greater government regulation, greater price fluctuation, and limited liquidity. The products of technology companies may be subject to severe competition and rapid obsolescence. The stocks of smaller companies may be subject to above-average risk. The Fund may invest in global technology stocks which may be subject to additional risks, including currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Venture capital companies represent highly speculative investments by the Fund. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or if such events occur, the timing or values of such offerings or sales. Changes in the Fund’s net asset value may be more pronounced and more rapid than with other funds because of the Fund’s emphasis on venture capital companies that are not publicly traded. The Fund’s net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

____________
*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share. The returns are calculated with and without the effect of the initial 5.20% maximum sales charge. The sales charge applies only to shares sold at the inception of the Fund.
†	The Goldman Sachs Technology Index is an unmanaged benchmark that assumes reinvestment of dividends. It is a broad-based index of publicly-owned US technology stocks, designed to measure the performance of the technology sector, and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.
††	The Blended Index is an index created by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, using four of the six sub-indices within the Goldman Sachs Technology Index. The Blended Index consists of a twenty-five percent equal weighting in the following Goldman Sachs Technology Index sub-indices: Goldman Sachs Software Index (Symbol: GSO); Goldman Sachs Internet Index (Symbol: GIN); Goldman Sachs Multimedia Networking Index (Symbol: GIP); and Goldman Sachs Semiconductor Index (Symbol: GSM). The Manager selected these four sub-indices because, in its view, they better represent the sectors within the technology industry in which the Fund primarily invests. The Fund’s holdings, however, are not evenly weighted among these four sectors, and the weighting of the holdings of the Fund may differ significantly among these sectors. Material investments have been and may be made outside these sectors. The Fund is actively managed and its holdings are subject to change. The Blended Index excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.

2

Portfolio Overview

Diversification of Net Assets
June 30, 2004
Percent of Net Assets
			June 30,	December 31,
Issues	Cost	Value	2004	2003
Common Stocks:
Application Software	8	$5,988,869	$6,623,024	7.1	6.6
Communications Equipment	8	10,042,969	3,332,327	3.6	0.8
Computers and Peripherals	5	3,264,252	3,567,895	3.8	2.9
Consumer Electronics	1	628,404	637,478	0.7	0.4
Electronics Equipment and Instruments	3	1,564,234	1,678,563	1.8	5.1
Financials	1	1,270,308	1,244,425	1.3	1.6
Health Care	9	7,914,598	9,617,201	10.4	9.3
Home Entertainment Software	1	377,329	361,021	0.4	0.9
Internet Software and Services	2	8,992,545	862,605	0.9	0.8
IT Services	5	3,884,119	5,407,064	5.8	9.9
Media	2	778,121	1,300,671	1.4	1.5
Retailing	1	1,416,007	1,370,399	1.5	3.3
Semiconductors and Semiconductor Equipment	17	11,737,528	12,027,091	13.0	12.3
Systems Software	8	12,046,917	14,405,805	15.5	10.1
Telecommunication Services	1	709,296	745,514	0.8	1.2
Miscellaneous	1	2,370,322	1,189,799	1.3	2.2
Total Common Stocks	73	72,985,818	64,370,882	69.3	68.9
Convertible Preferred Stocks:
Application Software	1	1,707,071	370,228	0.4	0.2
Communications Equipment	2	10,845,039	—	—	1.1
Health Care	1	128,010	128,914	0.2	0.1
Internet Software and Services	10	41,867,000	14,145,774	15.2	14.2
Semiconductors and Semiconductor Equipment	1	1,533,946	1,501,071	1.6	1.7
Systems Software	2	2,712,805	15,511	—	0.1
Telecommunication Services	1	10,893,921	361,124	0.4	0.5
Total Convertible Preferred Stocks	18	69,687,792	16,522,622	17.8	17.9
Limited Partnerships:
Miscellaneous	2	3,926,510	2,376,618	2.6	2.0
Convertible Promissory Notes:
Internet Software and Services	2	201,382	—	—	—
Systems Software	1	62,500	—	—	—
Total Convertible Promissory Notes	3	263,882	—	—	—
Short-Term Holding and
Other Assets Less Liabilities	1	9,637,276	9,637,276	10.3	11.2
Net Assets	97	$156,501,278	$92,907,398	100.0	100.0

3

Portfolio Overview

Largest Industries
June 30, 2004

Composition of Net Assets
June 30, 2004

4

Portfolio Overview

Largest Portfolio Changes During Past Six Months
Largest Purchases	Largest Sales
Oracle*	Autodesk**
BMC Software	Visage Technology**
Avocent*	Affiliated Computer Services (Class A)**
MEMC Electronic Materials*	Becton, Dickinson**
VERITAS Software*	Symbol Technologies**
Check Point Software Technologies*	Anixter International**
Avid Technology*	Symantec
S1*	Hewitt Associates (Class A)**
Brocade Communications Systems*	Intersil (Class A)**
FileNet*	CIENAØ

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
____________
*	Position added during the period.
**	Position eliminated during the period.
Ø	Acquired through the acquisition of Catena Networks.

Largest Portfolio Holdings June 30, 2004
Security	Value	Percent of Net Assets
TruSecure (Series A)	$7,098,504	7.6
Computer Associates International	3,288,632	3.5
Synopsys	2,796,908	3.0
Microsoft	2,750,809	3.0
Quest Diagnostics	2,556,995	2.8
Symantec	2,259,822	2.4
Amdocs	2,193,048	2.4
Vividence (Series D)	2,181,796	2.3
Marvell Technology Group	1,968,615	2.1
GMP Companies	1,848,395	2.0

5

Portfolio of Investments
June 30, 2004

	Shares	Value
Common Stocks 69.3%
Application Software 7.1%
Cognos*	10,200	$368,883
FileNet*	26,300	829,633
Hyperion Solutions*	20,100	878,269
Intuit*	13,400	517,307
Lawson Software*	40,800	288,456
Magma Design Automation*	34,100	654,890
PeopleSoft*	15,600	288,678
Synopsys*	98,500	2,796,908
		6,623,024

Communications Equipment 3.6%
Avocent*	29,400	1,078,539
Bookham Technology#	908,431	822,627
Brocade Communications Systems*	108,900	648,499
CIENA#	38,023	70,438
Corning*	13,700	178,922
QUALCOMM	7,300	533,302
Silicon Wave#	29,438	—
WaveSplitter Technologies#	42,526	—
		3,332,327

Computers and Peripherals 3.8%
Avid Technology*	16,400	894,866
Dell*	8,800	316,228
Hewlett-Packard	63,300	1,335,630
International Business Machines	3,700	326,155
Lexmark International (Class A)*	7,200	695,016
		3,567,895

Consumer Electronics 0.7%
Matsushita Electric Industrial (Japan)	45,000	637,478

Electronics Equipment and Instruments 1.8%
Amphenol (Class A)*	29,200	972,944
Orbotech*	16,700	341,515
Photon Dynamics*	10,400	364,104
		1,678,563

Financials 1.3%
AmeriTrade Holding*	109,400	1,244,425

Health Care 10.4%
Beckman Coulter	8,400	512,400
Dade Behring Holdings*	4,000	189,980
DJ Orthopedics*	13,900	319,700

____________
See footnotes on page 10.

6

Portfolio of Investments
June 30, 2004

	Shares	Value
Health Care (continued)
Fisher Scientific International*	25,100	$1,449,525
GMP Companies#	73,349	1,848,395
INAMED*	6,900	433,596
Laboratory Corporation of America Holdings*	44,000	1,746,800
Quest Diagnostics	30,100	2,556,995
St. Jude Medical*	7,400	559,810
		9,617,201

Home Entertainment Software 0.4%
Take-Two Interactive Software*	11,800	361,021

Internet Software and Services 0.9%
Pure Markets#	1,564,953	—
S1*	87,000	862,605
		862,605

IT Services 5.8%
Accenture (Class A)* (Bermuda)	55,500	1,525,140
Amdocs*	93,600	2,193,048
DST Systems*	7,200	346,248
First Data	8,900	396,228
SunGard Data Systems*	36,400	946,400
		5,407,064

Media 1.4%
Clear Channel Communications	16,700	617,065
News Corporation (ADRs) (Australia)	19,300	683,606
		1,300,671

Retailing 1.5%
InterActive*	45,400	1,370,399

Semiconductors and Semiconductor Equipment 13.0%
Advanced Micro Devices*	89,400	1,421,460
Amkor Technology*	40,800	333,948
Conexant Systems*	252,800	1,092,096
Credence Systems*	27,900	383,904
Flextronics International*	19,100	304,741
Intel	46,400	1,280,872
KLA-Tencor*	7,300	360,583
Lam Research*	27,000	722,925
Marvell Technology Group*	73,800	1,968,615
Maxim Integrated Products	13,600	714,204
MEMC Electronic Materials*	107,700	1,064,076
National Semiconductor*	14,300	314,457
Novellus Systems*	9,900	311,603

____________
See footnotes on page 10.

7

Portfolio of Investments
June 30, 2004

	Shares	Value
Semiconductors and Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing (ADRs)* (Taiwan)	212,201	$305,489
Teradyne*	23,800	540,260
Tessera Technologies*	33,000	595,155
Yokogawa Electric (Japan)	23,500	312,703
		12,027,091

Systems Software 15.5%
BMC Software*	85,000	1,572,500
Check Point Software Technologies*	35,100	945,243
Citrix Systems*	66,900	1,364,425
Computer Associates International	117,200	3,288,632
Microsoft	96,300	2,750,809
Oracle*	103,400	1,239,249
Symantec*	51,600	2,259,822
VERITAS Software*	35,500	985,125
		14,405,805

Telecommunication Services 0.8%
Verizon Communications	20,600	745,514

Miscellaneous 1.3%
Tower Gate (Series E) (United Kingdom)#´	1,562,608	1,189,799

Total Common Stocks (Cost $72,985,818)		64,370,882

Convertible Preferred Stocks# 17.8%

Application Software 0.4%
Index Stock Imagery (Series A Sr.)	617,046	370,228

Communications Equipment 0.0%
Calient Networks (Series D)	998,008	—
Iolon (Series C)	1,295,213	—
		—

Health Care 0.2%
GMP Companies (Series C)	3,765	128,914

Internet Software and Services 15.2%
Adexa (Series C)	562,080	545,218
Adexa (Series E)	340,647†	262,298
Blue Pumpkin Software (Series G)	1,061,788	1,497,121
Infomediary Technology Solutions (Series A Sr.)	466,508	747
MarketSoft (Series D)´	1,887,419	1,566,558
Moai Technologies (Series A)	64,752	—
NetLogic Microsystems (Series C)	89,546	873,073
Studio Systems (Series D)	6,546,708	120,459

____________
See footnotes on page 10.

8

Portfolio of Investments
June 30, 2004
	Shares, Principal Amount or Partnership Interest		Value
Internet Software and Services (continued)
TruSecure (Series A)Ø	7,098,500	Shs.	$7,098,504
Vividence (Series D)	493,619		2,181,796
			14,145,774

Semiconductors and Semiconductor Equipment 1.6%
Nextest Systems (Series B)	612,682		1,501,071

Systems Software 0.0%
Enterworks (Series B)	510,204		—
NFR Security (Series C)	378,697		15,511
			15,511

Telecommunication Services 0.4%
fusionOne (Series D)	2,006,247		361,124

Total Convertible Preferred Stocks (Cost $69,687,792)			16,522,622

Limited Partnerships# 2.6%

Miscellaneous 2.6%
Asia Internet Capital Ventures	$2,276,102		1,300,565
GrandBanks Capital Venture	1,646,671		1,076,053

Total Limited Partnerships (Cost $3,926,510)			2,376,618

Convertible Promissory Notes# 0.0%

Internet Software and Services 0.0%
Techies.com 9%, due 2/20/2006	133,333		—
Techies.com 9%, due 2/20/2008	66,667		—
			—

Systems Software 0.0%
Enterworks 10%, payable on demand	62,500	†	—

Total Convertible Promissory Notes (Cost $263,882)			—

______________
See footnotes on page 10.

9

Portfolio of Investments
June 30, 2004

	Principal Amount	Value
Repurchase Agreement 5.6%
State Street Bank & Trust, 1.18%, dated 6/30/04, maturing 7/1/04 collateralized by: $4,355,000 US Treasury Bill 10.375%, 11/15/12, with a fair market value of $5,367,538 (Cost $5,210,000)	$5,210,000	$5,210,000

Total Investments (Cost $152,074,002) 95.3%		88,480,122

Other Assets Less Liabilities 4.7%		4,427,276

Net Assets 100.0%		$92,907,398

___________
*	Non-income producing security.
#	Restricted and non-income producing security.
Ø	Affiliated issuer (Fund’s holding representing 5% or more of the outstanding voting securities).
†	Warrants attached.
ADRs — American Depositary Receipts.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities
June 30, 2004

Assets:
Investments, at value:
Common stocks* (cost $72,985,818)	$64,370,882
Convertible preferred stocks* (cost $69,687,792)	16,522,622
Limited partnerships (cost $3,926,510)	2,376,618
Convertible promissory notes (cost $263,882)	—
Repurchase agreement (cost $5,210,000)	5,210,000
Total investments (cost $152,074,002)	88,480,122
Cash denominated in US dollars	300,004
Cash denominated in foreign currency	2,220,282
Receivable for securities sold	2,533,863
Expenses prepaid to stockholder service agent	26,714
Receivable for interest and dividends	15,113
Other	1,913
Total Assets	$93,578,011

Liabilities:
Payable for securities purchased	426,185
Management fee payable	113,902
Accrued expenses and other	130,526
Total Liabilities	670,613
Net Assets	$92,907,398

Composition of Net Assets:
Common Stock, at par ($0.01 par value; 100,000,000 shares authorized;
17,772,159 shares outstanding):	$177,722
Additional paid-in capital	623,686,492
Accumulated net investment loss	(1,084,455)
Accumulated net realized loss	(466,259,039)
Net unrealized depreciation of investments and foreign currency transactions	(63,613,322)
Net Assets	$92,907,398

Net Asset Value Per Share	$5.23
___________
* Includes affiliated issuers (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with a cost of $18,686,305 and a value of $9,854,861.
See Notes to Financial Statements.

11

Statement of Operations
For the Six Months Ended June 30, 2004

Investment Income:
Dividends (net of foreign taxes withheld of $1,204)	$99,475
Interest	32,535
Total Investment Income	132,010

Expenses:
Management fee	701,913
Stockholder servicing fees	232,677
Stockholder account services	159,222
Auditing and legal fees	60,206
Stockholder reports and communications	22,727
Custody and related services	12,308
Directors’ fees and expenses	6,184
Miscellaneous	5,270
Total Expenses	1,200,507
Net Investment Loss	(1,068,497)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions*	(10,056,060)
Payments received from the Manager (Note 10)	22,726
Net change in unrealized depreciation of investments and foreign currency transactions	16,286,699
Net Gain on Investments and Foreign Currency Transactions	6,253,365
Increase in Net Assets from Operations	$5,184,868

___________
* Includes affiliated issuers (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with net realized loss of $4,270,817.
See Notes to Financial Statements.

12

Statements of Changes in Net Assets

Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net investment loss	$(1,068,497)	$(2,064,233)
Net realized loss on investments and foreign currency transactions	(10,056,060)	(6,077,396)
Payments received from the Manager	22,726	—
Net change in unrealized depreciation of investments and
foreign currency transactions	16,286,699	37,396,815
Increase in Net Assets from Operations	5,184,868	29,255,186

Capital Share Transactions:
Cost of shares of Common Stock repurchased
(1,479,748 and 3,530,739 shares)	(7,715,141)	(14,009,716)
Increase (Decrease) in Net Assets	(2,530,273)	15,245,470

Net Assets:
Beginning of period	95,437,671	80,192,201
End of Period (net of accumulated net investment loss
of $1,084,455 and $9,755, respectively)	$92,907,398	$95,437,671
____________
See Notes to Financial Statements

13

Statement of Cash Flows
For the Six Months Ended June 30, 2004

Cash Flows From Operating Activities:
Increase in net assets from operations	$5,184,868
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Cost of purchases of investment securities	(33,556,394)
Proceeds from disposition of investment securities	41,211,766
Purchases/maturities of short-term investment securities, net	3,190,000
Decrease in interest and dividends receivable	3,290
Increase in receivable for securities sold	(471,915)
Decrease in other assets	14,395
Increase in payable for securities purchased	426,185
Decrease in management fees payable, accrued expenses and other liabilities	(978)
Net change in unrealized depreciation of investments	(16,306,247)
Net realized loss on investments	10,112,361
Net Cash Provided by Operating Activities	9,807,331

Cash Flows From Financing Activities:
Payment for shares of Common Stock repurchased	(7,715,141)
Net Cash Used in Financing Activities	(7,715,141)
Net Increase in Cash	2,092,190

Cash balance at beginning of period	428,096
Cash Balance at End of Period	$2,520,286

____________
See Notes to Financial Statements

14

Notes to Financial Statements

1.	Significant Accounting Policies — The financial statements of Seligman New Technologies Fund II, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.The Fund may invest in securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.
Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities will often be the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At June 30, 2004, market quotations were not readily available for venture capital securities valued at $21,937,434 (23.6% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

15

Notes to Financial Statements

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions. The value of cash held in foreign currencies at June 30, 2004, was substantially the same as its cost.

c.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The Fund removes investments with no value from its portfolio when it is permitted to recognize the loss on such investments for federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

e.	Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Gains or losses from options written are included in net realized and unrealized gain or loss on investments and foreign currency transactions. Written and purchased options are non-income producing investments.

f.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

g.	Distributions to Stockholders — The treatment for financial statement purposes of distributions made to stockholders during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended June 30, 2004, amounted to $33,556,394 and $41,211,766, respectively.

16

Notes to Financial Statements

At June 30, 2004, the cost of investments for federal income tax purposes was $152,122,405. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $48,403. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $9,093,928 and $72,736,211, respectively.

3.	Repurchase Offers — To provide investors with a limited degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% of the number of the Fund’s outstanding shares on the date the repurchase requests are due. The Fund may repurchase more than 5% (but not more than 25%) of its shares in any quarter with the approval of the Fund’s Board of Directors. In the event the repurchase offer is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares, it will repurchase shares on a pro rata basis. The repurchase price is equal to the net asset value per share on the date specified in the notice of repurchase. The repurchase pricing date may be as much as fourteen days after the date that the repurchase requests are due. Payment of the repurchase price is generally made on the third business day after the repurchase pricing date, but the payment may be made as many as seven days after such pricing date.During the six months ended June 30, 2004, the Fund completed two quarterly repurchase offers. In each offer, the Fund offered to repurchase 5% of the number of its outstanding shares on the date the repurchase requests were due. The results of each repurchase offer were as follows:

Commencement of Offer	Repurchase Date	Percentage of Shares Tendered and Repurchased	Repurchase Amounts
December 2003	January 9, 2004	4.4	$4,316,007
March 2004	April 8, 2004	3.4	3,399,134

In addition, on July 9, 2004, the Fund repurchased 2.9% of its shares, representing all shares tendered, for $2,599,526.

4.	Management Fee, Incentive Fee, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 1.50% per annum of the Fund’s average daily net assets.In addition to the management fee, the Fund pays an annual incentive fee, if any, to the Manager, calculated as described below. The Fund will accrue daily a liability for the incentive fee that may be greater than the amount payable by the Fund to the Manager as a result of using a different calculation for determining the accrual. The amount of incentive fees paid to the Manager will not exceed the incentive fees accrued by the Fund.

The incentive fee payable to the Manager at the end of a calendar year equals 15% of the cumulative incentive fee base less the cumulative amount of incentive fees paid to the Manager in previous years. The cumulative incentive fee base is equal to the sum of the Fund’s: (i) cumulative net realized capital gains or losses; (ii) cumulative net investment income or loss; and (iii) net unrealized depreciation of securities. The Manager is under no obligation to repay any incentive fees previously paid by the Fund.

The Fund accrues daily a liability for incentive fees payable equal to 15% of the daily net increase in the Fund’s net assets from investment operations. If applicable, this liability is reduced (but not below zero)

17

Notes to Financial Statements

on any day by 15% of the net decrease in the Fund’s net assets from investment operations. At the end of each calendar year, if an incentive fee is paid to the Manager, the amount of the incentive fee accrual is reduced by the amount paid to the Manager. No incentive fee will be accrued on any day unless the Fund has offset all prior net realized losses, net investment losses and net unrealized depreciation against net realized capital gains, net investment income, and net unrealized appreciation.

The incentive fee calculations are subject to certain adjustments if the Fund has cumulative losses from operations at the dates of any repurchases or issuances of shares.

At June 30, 2004, the Fund had no incentive fee accrued, and no incentive fee was payable to the Manager. Based upon the Fund’s results of operations through June 30, 2004, the Fund will not accrue any incentive fees until there is an increase in its net assets from investment operations in excess of approximately $294,800,000 (subject to adjustment as stated above).

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $159,222 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

The Fund and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $70,000. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof of $10,058 at June 30, 2004, is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.	Stockholder Servicing Fee — Brokers or dealers that sold shares of the Fund or that maintain accounts for stockholders can enter into agreements with the Fund and receive a continuing fee of up to 0.50% on an annual basis, payable quarterly, of the average daily net assets attributable to Fund shares owned by customers of the particular broker or dealer for providing personal services and/or the maintenance of stockholder accounts. For the six months ended June 30, 2004, such fees aggregated $232,677, or 0.50% per annum of the Fund’s average daily net assets.

6.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $451,020,675, which is available for offset against future taxable net capital gains, with $86,066,909 expiring in 2008, $191,233,183 expiring in

18

Notes to Financial Statements

2009, and $147,905,821 expiring in 2010, and $25,814,762 expiring in 2011. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sales losses. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Fund elected to defer to January 1, 2004, the recognition for tax purposes of net losses of $5,371,688 realized on sales of investments after October 31, 2003. These losses will be available to offset future taxable net gains.

7.	Limited Partnership Commitment — In connection with the Fund’s investments in a limited partnership, the Fund is contractually committed to make additional capital contributions of up to $1,992,382, if and when the partnership requests such contributions. This commitment expires in November 2005 with respect to new investments to be made by the partnership and has a final expiration date of November 2010.

8.	Restricted Securities — At June 30, 2004, the Fund owned private placement investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at June 30, 2004, were as follows:

Investments	Acquisition Date	Cost	Value
Common stocks:
Bookham Technology	2/21/01	$3,569,268	$822,627
CIENA	1/22/02	97,430	70,438
Tower Gate (Series E) (formerly, Far Blue)	7/26/00	2,370,322	1,189,799
GMP Companies	8/17/00	2,090,628	1,848,395
Pure Markets	10/13/00	8,260,899	—
Silicon Wave	8/18/00	330,883	—
WaveSplitter Technologies	9/22/00	3,634,658	—
		20,354,088	3,931,259
Convertible preferred stocks:
Adexa (Series C)	8/24/00	7,140,288	545,218
Adexa (Series E)*	7/12/02	432,665	262,298
Blue Pumpkin Software (Series G)	7/16/01	4,098,502	1,497,121
Calient Networks (Series D)	12/11/00	7,213,357	—
Enterworks (Series B)	10/30/00	1,000,000	—
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	361,124
GMP Companies (Series C)	6/3/02	128,010	128,914
Index Stock Imagery (Series A Sr.)	8/18/00 to 4/16/04	1,707,071	370,228

 ____________
* Warrants attached.

19

Notes to Financial Statements

Investments	Acquisition Date	Cost	Value
Convertible preferred stocks: (continued)
Infomediary Technology Solutions (Series A Sr.)	10/6/00	$281,433	$747
Iolon (Series C)	2/15/01 to 4/12/02	3,631,682	—
MarketSoft (Series D)	12/13/00	9,217,479	1,566,558
Moai Technologies (Series A)	4/23/01	519,950	—
NetLogic Microsystems (Series C)	2/15/01	899,623	873,073
Nextest Systems (Series B)	11/27/01	1,533,946	1,501,071
NFR Security (Series C)	3/16/01	1,712,805	15,511
Studio Systems (Series D)	7/10/00	4,915,940	120,459
TruSecure (Series A)	3/19/01	7,098,504	7,098,504
Vividence (Series D)	9/12/00	7,262,616	2,181,796
		69,687,792	16,522,622
Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,279,839	1,300,565
GrandBanks Capital Venture	1/25/01 to 6/23/04	1,646,671	1,076,053
		3,926,510	2,376,618
Convertible promissory notes:
Enterworks 10%, payable on demand*	5/15/01	62,500	—
Techies.com:
9%, due 2/20/2006	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—
		263,882	—
Total		$94,232,272	$22,830,499

____________
* Warrants attached.

9.	Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2004, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Realized Loss	Ending Value
Biometric Access (Series A-1)	76,009	—	76,009	—	$(974,254)	$—
Biometric Access (Series A-2)	257,544	—	257,544	—	(3,296,563)	—
Tower Gate (formerly, Far Blue)
(Series E)	1,562,608	—	—	1,562,608	—	1,189,799
TruSecure (Series A)	2,131,683	4,966,821	—	7,098,504	—	7,098,504
MarketSoft (Series D)	1,887,419	—	—	1,887,419	—	1,566,558
Total					$(4,270,817)	$9,854,861

20

Notes to Financial Statements

10.	Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies ("Seligman Funds"). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the "SEC"), the NASD and the Attorney General of the State of New York also are reviewing these matters.
The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman New Technologies Fund II, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $22,726 paid to Seligman New Technologies Fund II, which has been reported as Payments received from the Manager in the Statement of Operations.

21

Financial Highlights

The table below is intended to help you understand the Fund's financial performance from its inception. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested any capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods less than one year.

Six Months				6/22/00*
Ended	Year Ended December 31			to
June 30, 2004	2003	2002	2001	12/31/00
Per Share Data:
Net Asset Value, Beginning of Period	$4.96		$3.52	$10.50	$17.17	$23.70
Income (Loss) from Investment Operations:
Net investment loss	(0.06)		(0.10)	(0.15)	(0.23)	(0.03)
Net realized and unrealized gain
(loss) on investments	0.33		1.54	(6.83)	(6.44)	(6.44)
Increase (Decrease) from
Investment Operations	0.27		1.44	(6.98)	(6.67)	(6.47)
Offering costs	—		—	—	—	(0.06)
Net Increase (Decrease) in Net Asset Value	0.27		1.44	(6.98)	(6.67)	(6.53)
Net Asset Value, End of Period	$5.23		$4.96	$3.52	$10.50	$17.17

Total Return:	5.44	%**	40.91%	(66.48)%	(38.85)%	(27.55)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$92,907		$95,438	$80,192	$282,978	$536,743
Ratio of expenses to average net assets	2.56	%††	2.69%	2.47%	2.30%	2.25%†
Ratio of net investment loss to average net assets	(2.28	)%††	(2.46)%	(2.36)%	(1.68)%	(0.28)%†
Portfolio turnover rate	40.24%		112.87%	163.40%	165.81%	90.14%
__________
*	Commencement of operations.
**	Excluding the effect of the payments received from the Manager (Note 10), total return would have been 5.42%.
†	In computing the ratios of expenses and net investment loss to average net assets, income and expenses other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Fund's commencement of operations.
††	Annualized.
See Notes to Financial Statements.

22

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Stockholders,
Seligman New Technologies Fund II, Inc.:

We have audited the accompanying statement of assets and liabilities of Seligman New Technologies Fund II, Inc. (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Fund’s custodian, brokers, and investee companies; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman New Technologies Fund II, Inc. as of June 30, 2004, the results of its operations and its cash flows for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 20, 2004

23

Board of Directors

Robert B. Catell 2, 3		William C. Morris
•	Chairman, Chief Executive Officer and Director, KeySpan Corporation	•	Chairman, J. & W. Seligman & Co. Incorporated
		•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3
•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
		•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3
•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3		James N. Whitson 1, 3
•	Retired Chairman of the Board and Chief Executive Officer,	•	Retired Executive Vice President and Chief Operating Officer,
	Kerr-McGee Corporation		Sammons Enterprises, Inc.
•	Director, ConocoPhillips	•	Director, CommScope, Inc.
•	Director, Integris Health

John E. Merow 1, 3		Brian T. Zino
•	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP	•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Commonwealth Industries, Inc.	•	Chairman, Seligman Data Corp.
•	Trustee, New York-Presbyterian Hospital	•	Director, ICI Mutual Insurance Company
		•	Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1, 3
•	Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Marion S. Schultheis
Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer

Thomas Hirschfeld	Frank J. Nasta
Vice President	Secretary

Richard M. Parower
Vice President

24

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

Stockholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP

For More Information
Important Telephone Numbers
(800) 221-2450	Stockholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to stockholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

CENTII-3 6/04

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 1, 2004

By:	/S/LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 1, 2004

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.